Expense Example (Core Strategy Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Core Strategy Trust
Expense Example:
Year 1	$ 63
Year 3	199
Year 5	346
Year 10	774
Series II, Core Strategy Trust
Expense Example:
Year 1	84
Year 3	262
Year 5	455
Year 10	1,014
Series NAV, Core Strategy Trust
Expense Example:
Year 1	58
Year 3	183
Year 5	318
Year 10	$ 714